                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-09675
                                  ---------------------------------------------

              Boston Advisors Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      One Federal Street,    Boston, MA                        02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                        Michael J. Vogelzang, Chief Executive Officer
                        One Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-523-5903
                                                   ----------------------------

Date of fiscal year end:  04/30
                        --------------------------
Date of reporting period: 05/01/04 - 10/31/04
                         -------------------------

                               FORM N-CSR(2 OF 3)

ITEM 1 REPORT TO SHAREHOLDERS.

BOSTON ADVISORS MONEY MARKET FUNDS
-------------------------------------------------------------------------
OCTOBER 31, 2004
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT

MICHAEL J. VOGELZANG, CFA, PRESIDENT
TODD A. FINKELSTEIN, CFA, DIRECTOR OF FIXED INCOME

Over the period since the last shareholder report the economic recovery has continued unabated. Recognizing the strength of the recovery, and its sustainability, the Federal Reserve initiated a tightening of monetary policy in late June. The initial increase in short-term interest rates of 25 basis points (0.25%) took place June 30th, and as of this writing has been repeated three additional times. The 100 basis point increase thus far has doubled the Federal Funds target to 2.00% from 1.00% just a few months ago. Your funds have benefited directly from these rate increases as maturing investments have been reinvested at higher yields. Throughout this period of economic improvement the Boston Advisors family of money market funds has continued to provide safety and stability. In this Semi-Annual Report to shareholders we review the domestic investing environment and discuss the nature and characteristics of the portfolios within the Boston Advisors Trust.

ECONOMIC AND INVESTING ENVIRONMENTS:

Through June of 2003 the Federal Reserve pushed rates down to 1% and kept them there longer than many investors thought would be the case. The Fed's logic behind maintaining this very accommodative policy was improving productivity, low capacity utilization, high(er) unemployment rates, and low inflation. Strong productivity and excess manufacturing and employment capacity are characteristic of the early stages of an economic expansion -- a sweet spot that allows for economic improvement without inflation pressure. The passage of time has provided evidence that productivity growth is slowing, capacity utilization (while still low) is rising and unemployment is declining. All of these, combined with rising commodity prices and a falling currency, suggest the economy's emergence from early expansion into full swing. More importantly, conditions are becoming increasingly ripe for a pick-up in inflation, the recognition of which lies at the heart of the Fed's recent moves.

While the economy is far from being constrained (operating at full capacity and full employment), inflation is beginning to get a toe-hold. Year-over-year producer prices are rising over 4%, with core prices (less food and energy) increasing 1.8%. Core prices are up from negative year-over-year levels just last year. Rising producer prices often work their way through the economic system, much like a snake that eats a mouse, and begin to affect changes in consumer prices. As manufacturers try to prevent a margin squeeze they push higher prices through the pipeline. Year-over-year CPI is up 3.2% . In an environment of greater than 3% real GDP growth (Q3 was +3.9%) we believe it is likely the Fed will continue to increase short-term rates well into 2005.

Improvement in the economy has brought a restoration of credit quality to levels not seen in several years. This improvement has narrowed the yield spread over Treasury Bills from taxable investments to historical lows. Looking ahead, there appears to be little room for this trend to continue. However, we do not anticipate meaningful spread widening in 2005 to enhance the funds' yields.

BOSTON ADVISORS MONEY MARKET FUNDS
-------------------------------------------------------------------------
OCTOBER 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

In summary, the economic environment we envision over the next six months is ideally suited for money market funds: interest rates are expected to rise while credit quality continues to improve. The funds in Boston Advisors Trust are well positioned to benefit during this period.

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality obligors as ranked by nationally recognized statistical rating organizations. This emphasis on quality, coupled with broad diversification among issuers and sectors, enhances the fund's stability and liquidity -- important considerations in today's economic environment. As of October 31st, the portfolio consisted of commercial paper (46%), U.S. Government Agency Obligations (21%), certificates of deposit (16%), variable rate corporate notes (10%), repurchase agreements (6%), and corporate debt (1%).

U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities, including those guaranteed by any of its agencies or instrumentalities, and repurchase agreements based upon these securities. As of October 31st, the portfolio consisted of U.S. government agency obligations (98%), and repurchase agreements (2%).

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps provide stability and liquidity in today's environment. As of October 31st, the portfolio consisted of daily and weekly floating rate issues (65%), notes and bonds (29%), and commercial paper (6%).

NEW YORK MUNICIPAL FUND

- The Portfolio invests only in high-quality short-term municipal securities with income exempt from regular federal income tax and from New York State and New York City personal income taxes. As of October 31st, the portfolio consisted of daily and weekly floating-rate issues (66%), notes and bonds (20%), and commercial paper (14%).

                             BOSTON ADVISORS TRUST
                                AS OF 10/31/2004

                       BOSTON ADVISORS CASH RESERVES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    SECTOR BREAKDOWN
SECTORS                    ALLOCATION
Banking                        30.50%
US Government Agency Obl.      26.90%
Asset-Backed                   17.60%
Financial Services             10.00%
Broker                          5.00%
Industrial                      3.30%
Pharmaceuticals                 2.00%
Beverages and Tobacco           1.60%
Canadian Provinces              1.20%
Telephone Systems               1.20%
Credit Card                     0.90%
Transportation                  0.60%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GEOGRAPHIC CONCENTRATION
COUNTRY                   ALLOCATION
United States                 78.80%
Canada                         6.70%
Switzerland                    3.20%
United Kingdom                 3.20%
Netherlands                    2.30%
Ireland                        2.00%
Germany                        2.00%
France                         1.80%

                             BOSTON ADVISORS TRUST
                                AS OF 10/31/2004

                       BOSTON ADVISORS US GOVERNMENT FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SECTOR BREAKDOWN
SECTORS           ALLOCATION
FNMA                  48.70%
FHLMC                 36.40%
FHLB                  10.40%
REPO                   2.40%
FFCB                   2.10%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GEOGRAPHIC CONCENTRATION
COUNTRY                   ALLOCATION
United States                100.00%

                             BOSTON ADVISORS TRUST
                                AS OF 10/31/2004

                         BOSTON ADVISORS TAX FREE FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 SECTOR BREAKDOWN
SECTORS              ALLOCATION
General Obligation       29.95%
Industrial               16.88%
Electric Utilities       14.04%
Housing                   7.63%
Education                 5.89%
Health                    5.83%
Water & Sewer             5.39%
Public Improvements       2.90%
Miscellaneous             2.88%
Pollution Control         2.66%
Transportation            2.51%
Financial Services        1.69%
Tax Revenue               1.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GEOGRAPHIC CONCENTRATION
STATE                     ALLOCATION
Washington                    12.33%
New York                      10.90%
Illinois                      10.85%
Georgia                        7.62%
Pennsylvania                   5.70%
California                     5.01%
Massachusetts                  4.87%
Texas                          4.72%
Minnesota                      2.89%
Virginia                       2.86%
North Carolina                 2.76%
Indiana                        2.76%
Other                         14.80%

                             BOSTON ADVISORS TRUST
                                AS OF 10/31/2004

                         BOSTON ADVISORS NEW YORK FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 SECTOR BREAKDOWN
SECTORS              ALLOCATION
General Obligation       20.00%
Industrial               17.88%
Housing                  15.61%
Transportation           13.75%
Electric Utilities        7.31%
Financial Services        6.76%
Water & Sewer             5.27%
Miscellaneous             4.76%
Environment               3.32%
Education                 2.72%
Public Improvements       1.13%
Health                    1.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GEOGRAPHIC CONCENTRATION
STATE                     ALLOCATION
New York                      99.52%

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
CASH RESERVES FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
------------------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER -- 16.1%
BANKING -- 16.1%
Ciesco LLC                                1.880%  12/13/2004   $25,000,000  $   24,945,167
Edison Asset Securitization LLC           1.850%  12/03/2004    30,000,000      29,950,667
Golden Funding Corp.                      1.890%  12/07/2004    14,021,000      13,994,500
Lockhart Funding LLC                      2.130%  03/23/2005    30,000,000      29,747,950
Starfish Global Funding LLC               1.790%  11/09/2004    37,500,000      37,485,083
Three Pillars Funding Corp.               1.800%  11/03/2004    21,151,000      21,148,885
Thunder Bay Funding, Inc.                 1.860%  12/15/2004    30,000,000      29,931,800
Windmill Funding Corp.                    1.940%  12/06/2004    15,000,000      14,971,708
                                                                            --------------
TOTAL ASSET-BACKED COMMERCIAL PAPER                                         $  202,175,760
                                                                            --------------
CERTIFICATES OF DEPOSIT -- 16.3%
BANKING -- 16.3%
Abbey National North America              1.900%  12/27/2004    25,000,000      25,000,000
Canadian Imperial Bank of Commerce        1.460%  11/17/2004    22,500,000      22,499,901
Credit Suisse NY Branch                   1.530%  11/22/2004    20,000,000      20,000,000
First Tennessee Bank                      1.650%  11/12/2004    20,000,000      19,998,937
SunTrust Banks, Inc.                      2.060%  02/17/2005    37,500,000      37,500,000
Toronto Dominion Bank, Ltd.               1.880%  12/23/2004    30,000,000      30,000,000
Wells Fargo Bank NA                       2.020%  01/31/2005    25,000,000      24,999,993
Wilmington Trust Corp.                    2.020%  01/14/2005    25,000,000      25,000,000
                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT                                               $  204,998,831
                                                                            --------------
COMMERCIAL PAPER -- 29.7%
AUTOMOBILES -- 0.6%
Paccar Financial Corp.                    1.970%  01/11/2005     8,100,000       8,068,529
                                                                            --------------
BANKING -- 10.2%
Bank of America Corp.                     1.870%  12/20/2004    25,000,000      24,936,368
Citicorp                                  2.000%  02/03/2005    25,000,000      24,869,444
Governor & Co. (The) of The Bank of
Ireland                                   1.810%  11/15/2004    25,000,000      24,982,403
ING (US) Funding LLC                      1.880%  12/07/2004    29,000,000      28,945,480
Westdeutsche Landesbank                   1.880%  12/16/2004    25,000,000      24,941,250
                                                                            --------------
                                                                               128,674,945
                                                                            --------------
BEVERAGES, FOOD & TOBACCO -- 1.6%
Coca-Cola Co. (The)                       1.800%  11/01/2004    20,000,000      20,000,000
                                                                            --------------
BROKERS -- 1.6%
Credit Suisse First Boston USA, Inc.      1.980%  01/04/2005    20,000,000      19,929,600
                                                                            --------------

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
CANADIAN PROVINCES -- 1.2%
Quebec Province                           1.350%  01/11/2005   $15,000,000  $   14,960,063
                                                                            --------------
ELECTRIC UTILITIES -- 2.0%
National Rural Utilities Cooperative
Finance                                   1.820%  11/16/2004    25,000,000      24,981,042
                                                                            --------------
FINANCIAL SERVICES -- 5.2%
CIT Group, Inc.                           1.880%  12/15/2004    30,000,000      29,931,067
Household Finance Corp.                   1.900%  11/17/2004    20,000,000      19,983,111
International Lease Finance Corp.         1.800%  11/09/2004    15,000,000      14,994,000
                                                                            --------------
                                                                                64,908,178
                                                                            --------------
INDUSTRIAL - DIVERSIFIED -- 2.4%
General Electric Capital Corp.            2.020%  02/07/2005    30,000,000      29,835,033
                                                                            --------------
INDUSTRIAL EQUIPMENT -- 0.9%
Caterpillar Financial Services Corp.      1.820%  11/08/2004    12,000,000      11,995,753
                                                                            --------------
INSURANCE -- 2.0%
Marsh & McLennan Co., Inc.                1.870%  12/09/2004    25,000,000      24,950,653
                                                                            --------------
PHARMACEUTICALS -- 2.0%
Bristol-Myers Squibb Co.                  1.800%  11/08/2004    25,000,000      24,991,250
                                                                            --------------
TOTAL COMMERCIAL PAPER                                                      $  373,295,046
                                                                            --------------
FIXED RATE CORPORATE OBLIGATION -- 1.2%
TELEPHONE SYSTEMS -- 1.2%
Vodafone Group PLC(1)                     7.625%  02/15/2005    14,700,000      14,959,073
                                                                            --------------
TOTAL FIXED RATE CORPORATE OBLIGATION                                       $   14,959,073
                                                                            --------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%
Federal Home Loan Bank                    1.400%  03/08/2005    33,150,000      33,150,000
Federal Home Loan Bank                    1.470%  02/04/2005    12,610,000      12,610,000
Federal Home Loan Bank                    1.660%  04/21/2005    26,800,000      26,800,000
Federal Home Loan Mortgage Corporation    1.880%  12/21/2004    15,300,000      15,260,050
Federal National Mortgage Association     1.600%  12/29/2004    30,500,000      30,500,000
Federal National Mortgage Association     1.900%  12/22/2004    30,000,000      29,919,250
Federal National Mortgage Association     2.010%  02/01/2005    10,000,000       9,948,633
                                                                            --------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                         $  158,187,933
                                                                            --------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
Federal Home Loan Mortgage
Corporation(1)                            1.500%  01/07/2005    33,150,000      33,150,000
Federal Home Loan Mortgage
Corporation(1)                            2.000%  02/14/2005    21,250,000      21,250,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal National Mortgage Association(1)  1.500%  02/14/2005   $33,150,000  $   33,150,000
Federal National Mortgage Association(1)  1.770%  12/09/2004    21,250,000      21,246,346
                                                                            --------------
TOTAL VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                      $  108,796,346
                                                                            --------------
VARIABLE RATE NOTES -- 9.7%
BANKING -- 3.9%
Bank of Montreal/Chicago(1)               1.880%  11/29/2004    16,554,000      16,552,187
Banque Nationale de Paris/New York(1)     1.778%  12/09/2004    23,250,000      23,240,121
The Bank of New York Company, Inc.(1)     1.971%  11/29/2004    10,000,000      10,000,000
                                                                            --------------
                                                                                49,792,308
                                                                            --------------
BROKERS -- 3.4%
Goldman Sachs Group, Inc.(1)              1.924%  11/16/2004    24,000,000      24,000,000
Merrill Lynch & Co.(1)                    2.006%  11/11/2004     5,000,000       5,000,000
Morgan Stanley(1)                         1.870%  11/15/2004    13,500,000      13,500,000
                                                                            --------------
                                                                                42,500,000
                                                                            --------------
FINANCIAL SERVICES -- 2.4%
American Express Credit Corporation(1)    1.890%  11/05/2004    11,000,000      11,000,000
Tannehill Capital Co. LLC(1)              1.870%  04/20/2005    19,000,000      18,998,206
                                                                            --------------
                                                                                29,998,206
                                                                            --------------
TOTAL VARIABLE RATE NOTES                                                   $  122,290,514
                                                                            --------------
REPURCHASE AGREEMENT -- 5.7%
UBS Painewebber Warburg Repurchase
Agreement, collateralized by Federal
Home Loan Banks with interest rates
ranging from 1.964% to 2.433%, maturity
dates ranging from 11/01/04 to 12/31/04
and an aggregate market value of
$72,304,669.                              1.850%  11/01/2004    70,885,000      70,885,000
                                                                            --------------
TOTAL INVESTMENTS -- 100.0% (COST $1,255,588,503)                           $1,255,588,503
NET OTHER ASSETS -- 0.0%                                                           406,931
                                                                            --------------
NET ASSETS -- 100.0%                                                        $1,255,995,434
                                                                            ==============
TOTAL COST FOR INCOME TAX PURPOSES                                          $1,255,588,503

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next interest rate reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
------------------------------------------------------------------------------------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 86.3%
Federal Home Loan Bank                    1.400%  04/01/2005   $ 4,700,000   $  4,700,000
Federal Home Loan Bank                    1.470%  03/01/2005     1,820,000      1,820,000
Federal Home Loan Bank                    1.660%  05/16/2005     3,800,000      3,800,000
Federal Home Loan Bank                    1.680%  11/05/2004     3,703,000      3,702,309
Federal Home Loan Bank                    1.680%  11/10/2004     3,285,000      3,283,620
Federal Home Loan Mortgage Corporation    1.700%  11/02/2004     3,025,000      3,024,857
Federal Home Loan Mortgage Corporation    1.790%  11/16/2004    10,000,000      9,992,542
Federal Home Loan Mortgage Corporation    1.800%  12/14/2004     5,000,000      4,989,250
Federal Home Loan Mortgage Corporation    1.880%  12/15/2004     3,334,000      3,326,339
Federal Home Loan Mortgage Corporation    1.880%  12/21/2004     2,050,000      2,044,647
Federal Home Loan Mortgage Corporation    1.885%  12/14/2004     1,800,000      1,795,947
Federal Home Loan Mortgage Corporation    1.960%  01/04/2005     5,055,000      5,037,386
Federal Home Loan Mortgage Corporation    1.980%  01/24/2005     5,500,000      5,474,590
Federal Home Loan Mortgage Corporation    1.990%  01/18/2005     5,000,000      4,978,442
Federal Home Loan Mortgage Corporation    2.000%  01/18/2005     1,158,000      1,152,982
Federal Home Loan Mortgage Corporation    2.000%  02/15/2005     5,000,000      4,970,556
Federal Home Loan Mortgage Corporation    2.050%  01/25/2005     6,056,000      6,026,687
Federal National Mortgage Association     1.150%  11/12/2004     4,000,000      3,998,595
Federal National Mortgage Association     1.260%  11/12/2004     1,905,000      1,904,267
Federal National Mortgage Association     1.600%  12/29/2004     4,700,000      4,700,000
Federal National Mortgage Association     1.675%  11/17/2004     3,950,000      3,947,059
Federal National Mortgage Association     1.690%  11/03/2004     4,000,000      3,999,625
Federal National Mortgage Association     1.750%  11/05/2004    10,000,000      9,998,056
Federal National Mortgage Association     1.750%  11/24/2004     4,300,000      4,295,192
Federal National Mortgage Association     1.760%  11/01/2004     3,150,000      3,150,000
Federal National Mortgage Association     1.760%  11/08/2004     6,200,000      6,197,878
Federal National Mortgage Association     1.800%  12/01/2004     3,415,000      3,409,878
Federal National Mortgage Association     1.850%  12/08/2004     4,400,000      4,391,634
Federal National Mortgage Association     1.900%  12/22/2004     5,000,000      4,986,542
Federal National Mortgage Association     1.900%  02/04/2005     1,334,000      1,327,312
Federal National Mortgage Association     1.910%  12/22/2004     3,900,000      3,889,447
Federal National Mortgage Association     1.990%  01/12/2005     1,600,000      1,593,632
Federal National Mortgage Association     2.000%  01/24/2005     3,000,000      2,986,000
Federal National Mortgage Association     2.010%  01/26/2005     5,000,000      4,975,992
Federal National Mortgage Association     2.050%  01/24/2005     1,900,000      1,890,912
Federal National Mortgage Association     2.100%  04/29/2005     1,721,000      1,703,030
                                                                             ------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                          $143,465,205
                                                                             ------------

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.3%
Federal Farm Credit Bank(1)               1.823%  08/04/2004   $ 3,430,000   $  3,427,515
Federal Home Loan Mortgage
Corporation(1)                            1.500%  01/07/2005     4,700,000      4,700,000
Federal Home Loan Mortgage
Corporation(1)                            2.000%  02/14/2005     3,000,000      3,000,000
Federal National Mortgage Association(1)  1.500%  02/14/2005     4,700,000      4,700,000
Federal National Mortgage Association(1)  1.770%  12/09/2004     3,000,000      2,999,484
                                                                             ------------
TOTAL VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                       $ 18,826,999
                                                                             ------------
REPURCHASE AGREEMENT -- 2.5%
UBS Painewebber Warburg Repurchase
Agreement, collateralized by Federal
Home Loan Bank with a yield to maturity
of 2.433%, maturity date of 11/01/04 and
an aggregate market value of
$4,159,168.11.                            1.850%  11/01/2004     4,076,000      4,076,000
                                                                             ------------
TOTAL INVESTMENTS -- 100.1% (COST $166,368,204)                              $166,368,204
NET OTHER ASSETS -- (0.1%)                                                        (91,672)
                                                                             ------------
NET ASSETS -- 100.0%                                                         $166,276,532
                                                                             ============
TOTAL COST FOR INCOME TAX PURPOSES                                           $166,368,204

NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next interest rate reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
-----------------------------------------------------------------------------------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 5.6%
Indiana State Development Finance
Authority                                 1.700%  02/03/2005   $1,000,000   $ 1,000,000
Municipal Electricity Authority of
Georgia                                   1.710%  11/15/2004    1,500,000     1,500,000
Venango, PA, Industrial Development
Authority                                 1.700%  12/10/2004    2,000,000     2,000,000
                                                                            -----------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                           $ 4,500,000
                                                                            -----------
FIXED RATE MUNICIPAL OBLIGATIONS -- 29.2%
Amherst, MA, School Improvements          3.000%  07/08/2005    1,505,000     1,518,136
Arlington, TX, Independent School
District                                  5.750%  02/15/2021    1,480,000     1,499,263
Augusta-Richmond County Coliseum
Authority, GA                             2.000%  02/01/2005      475,000       476,176
Bernalillo County, NM, Public
Improvements                              6.500%  08/01/2005      420,000       434,898
Chicago Board of Education, (Chicago
School Reform)                            5.750%  12/01/2004    1,000,000     1,003,736
Cook County, IL, Community Consolidated
School District No. 54                    4.375%  01/03/2005    2,000,000     2,009,938
Denton, TX, Public Improvements           5.400%  02/15/2005      250,000       252,966
Du Page County, IL, (Stormwater) Public
Improvements                              4.000%  01/03/2005    1,245,000     1,251,180
Fairbanks North Star Boro, AK, School
Improvements                              8.000%  11/01/2004      675,000       675,000
Grand County, CO, School District No. 2
East Grand                                5.000%  12/01/2004      400,000       401,280
Griswold, CT, Refunding Bonds             5.000%  04/15/2005      605,000       613,839
Harford County, MD, Public Improvements   5.125%  03/01/2005      600,000       606,603
Hennepin County, MN, Public Improvements  2.500%  12/01/2004      500,000       500,547
Jackson County, MO, Consolidated School
District No. 2                            5.000%  03/01/2005      400,000       405,148
Jefferson County, CO, Public
Improvements                              5.000%  11/01/2004      500,000       500,000
Kershaw County, SC, School District       3.000%  07/15/2005    1,275,000     1,287,399
King & Snohomish Counties, WA, School
District No. 417                          5.250%  12/01/2004    1,000,000     1,003,282
Kitsap County, WA, School District No.
303 Bainbridge Island                     2.000%  12/01/2004      415,000       415,320
Lexington, MA, School Improvements        2.850%  02/01/2005    1,350,000     1,355,357
Mendham Township, NJ                      2.000%  12/17/2004    1,221,000     1,221,337
Milton, MA                                3.000%  08/05/2005    1,000,000     1,009,428
Milwaukee, WI, Area Technical College
District                                  4.875%  12/01/2004    1,000,000     1,003,144
Northwest Education Services District
No. 189, WA                               2.000%  12/01/2004      185,000       185,128
Otsego, MN, Sewer & Water Utility
Improvements                              4.500%  02/01/2005      355,000       357,993
Spokane County, WA, School District No.
356 Central Valley                        2.000%  12/01/2004      230,000       230,172
Texas State Public Finance Authority      5.750%  02/01/2015      505,000       510,629

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
FIXED RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Utica, MI, Community Schools              2.000%  05/02/2005   $1,000,000   $ 1,001,326
Washington State                          3.000%  01/03/2005    1,500,000     1,503,910
                                                                            -----------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                      $23,233,135
                                                                            -----------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 9.1%
Cuyahoga County, OH, (Multiple
Obligors)(1)                              1.740%  11/01/2004    1,625,000     1,625,000
Farmington, NM, Pollution Control,
(Arizona Public Service Co.)(1)           1.740%  11/01/2004      700,000       700,000
Illinois Development Finance Authority,
(YMCA of Metro Chicago)(1)                1.740%  11/01/2004    1,800,000     1,800,000
Long Island Power Authority, NY(1)        1.700%  11/01/2004      950,000       950,000
Long Island Power Authority, NY(1)        1.710%  11/01/2004    1,050,000     1,050,000
New York, NY, City Municipal Water
Finance Authority(1)                      1.700%  11/01/2004      400,000       400,000
New York, NY, City Transitional Finance
Authority(1)                              1.760%  11/01/2004      250,000       250,000
Sweetwater County, WY, (Pacificorp)(1)    1.780%  11/01/2004      450,000       450,000
                                                                            -----------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                             $ 7,225,000
                                                                            -----------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 55.7%
Baltimore, MD, Industrial Development
Authority, (Baltimore Capital
Acquisition)(1)                           1.770%  11/03/2004    1,500,000     1,500,000
California Economic Development
Financing Authority, (KQED, Inc.)(1)      1.770%  11/03/2004      800,000       800,000
California State Department of Water
Resources(1)                              1.770%  11/04/2004    3,200,000     3,200,000
Collier County, FL, Industrial
Development Authority, (Redlands
Christian Migrant Association, Inc.)(1)   1.820%  11/04/2004    1,000,000     1,000,000
Decatur, AL, Industrial Development
Board(1)                                  1.870%  11/04/2004      900,000       900,000
Delaware Valley, PA, Regional Financial
Authority(1)                              1.760%  11/03/2004    1,000,000     1,000,000
District of Columbia, (14th & Irving
Ventures/Enterprise Zone 14th &
Irving)(1)                                1.820%  11/04/2004    1,020,000     1,020,000
Elmhurst, IL, (Joint Commission on
Accredation of Healthcare
Organizations)(1)                         1.750%  11/04/2004    1,090,000     1,090,000
Emporia, VA, Industrial Development
Authority, (Toll Virginia II, LP)(1)      1.820%  11/04/2004      950,000       950,000
Florida Housing Finance Agency(1)         1.720%  11/03/2004    1,000,000     1,000,000
Forsyth County, GA, Development
Authority, (Selecto Scientific, Inc.)(1)  1.820%  11/04/2004      400,000       400,000
Gwinnett County, GA, Water & Sewer
Authority(1)                              1.780%  11/03/2004    1,500,000     1,500,000
Hampton, VA, Redevelopment & Housing
Authority(1)                              1.730%  11/03/2004    1,335,000     1,335,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Harris County, TX, Health Facilities
Development Authority, (Gulf Coast
Regional Blood Center)(1)                 1.800%  11/04/2004   $  500,000   $   500,000
Illinois Educational Facilities
Authority, (Columbia College)(1)          1.760%  11/03/2004    1,500,000     1,500,000
Indiana Municipal Power Agency(1)         1.760%  11/03/2004    1,200,000     1,200,000
King County, WA, Sewer(1)                 1.750%  11/03/2004    1,500,000     1,500,000
Lehigh County, PA, Industrial
Development Authority, (Allegheny
Electric Co-op, Inc.)(1)                  1.780%  11/03/2004      110,000       110,000
Lenexa, KS, (DCI, Inc.)(1)                1.870%  11/04/2004      870,000       870,000
Mecklenburg County, NC, (Mecklenburg
County School)(1)                         1.770%  11/04/2004    2,200,000     2,200,000
Metropolitan Atlanta Rapid Transit
Authority, GA(1)                          1.720%  11/03/2004    1,000,000     1,000,000
Michigan State Strategic Fund, (Grayling
Generating Station LP)(1)                 1.790%  11/03/2004      859,000       859,000
New York State Local Government
Assistance Corp.(1)                       1.720%  11/03/2004    2,300,000     2,300,000
New York, NY(1)                           1.750%  11/03/2004    1,000,000     1,000,000
New York, NY, City Transitional Finance
Authority(1)                              1.750%  11/03/2004      100,000       100,000
New York, NY, Public Improvements(1)      1.750%  11/03/2004    1,145,000     1,145,000
Northeastern Pennsylvania Hospital &
Education Authority(1)                    1.760%  11/04/2004    1,440,000     1,440,000
Pima County, AZ, Industrial Development
Authority, (Tucson Power Co.)(1)          1.790%  11/03/2004    1,500,000     1,500,000
San Antonio, TX, Airport System, (Cessna
Aircraft Co. (The))(1)                    1.870%  11/04/2004    1,000,000     1,000,000
Seattle, WA, Municipal Light & Power(1)   1.690%  11/03/2004    1,400,000     1,400,000
Seattle, WA, Water System(1)              1.690%  11/03/2004      900,000       900,000
South Louisiana Port Commission,
(Occidental Petroleum Corp.)(1)           1.780%  11/03/2004    1,325,000     1,325,000
St. Paul, MN, Housing & Redevelopment
Authority, (District Energy of St.
Paul)(1)                                  1.780%  11/03/2004    1,450,000     1,450,000
Valdosta-Lowndes County, GA, Industrial
Development Authority, (Reames Cos.)(1)   1.820%  11/04/2004      600,000       600,000
Vancouver, WA, Housing Authority(1)       1.870%  11/04/2004      800,000       800,000
Washington State Public Power Supply
System(1)                                 1.750%  11/03/2004    1,900,000     1,900,000
Westchester County, NY, Industrial
Development Agency, (Levister
Redevelopment Co. LLC)(1)                 1.760%  11/04/2004    1,500,000     1,500,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Winder-Barrow Industrial Building
Authority, GA, Industrial Development,
(Bankhead Highway Investments)(1)         1.820%  11/04/2004   $  600,000   $   600,000
                                                                            -----------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                            $44,394,000
                                                                            -----------
MONEY MARKET FUND -- 0.0%
Merrill Lynch Institutional Tax Exempt
Money Market(1)                                   10/13/2005        1,783         1,783
                                                                            -----------
TOTAL INVESTMENTS -- 99.6% (COST $79,353,918)                               $79,353,918
NET OTHER ASSETS -- 0.4%                                                        306,457
                                                                            -----------
NET ASSETS -- 100.0%                                                        $79,660,375
                                                                            ===========
TOTAL COST FOR INCOME TAX PURPOSES                                          $79,353,918
NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next interest rate reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST STATE TABLE
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STATE (AS A % OF MARKET VALUE OF INVESTMENTS)  PERCENTAGE
---------------------------------------------------------
Washington................................         12.4%
New York..................................         11.0%
Illinois..................................         10.9%
Georgia...................................          7.7%
Pennsylvania..............................          5.7%
California................................          5.0%
Massachusetts.............................          4.9%
Texas.....................................          4.7%
Minnesota.................................          2.9%
Virginia..................................          2.9%
Indiana...................................          2.8%
North Carolina............................          2.8%
Maryland..................................          2.7%
Florida...................................          2.5%
Michigan..................................          2.3%
Ohio......................................          2.0%
Arizona...................................          1.9%
Louisiana.................................          1.7%
South Carolina............................          1.6%
New Jersey................................          1.5%
New Mexico................................          1.4%
District of Columbia......................          1.3%
Wisconsin.................................          1.3%
Colorado..................................          1.1%
Alabama...................................          1.1%
Kansas....................................          1.1%
Alaska....................................          0.9%
Connecticut...............................          0.8%
Wyoming...................................          0.6%
Missouri..................................          0.5%
National Tax Exempt Mutual Fund...........          0.0%

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
-----------------------------------------------------------------------------------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 13.8%
Long Island Power Authority, NY           1.170%  12/08/2004   $2,000,000   $  2,000,000
Metropolitan Transportation Authority,
NY                                        1.130%  11/09/2004    4,000,000      4,000,000
Metropolitan Transportation Authority,
NY                                        1.700%  02/10/2005    2,000,000      2,000,000
New York State                            1.250%  12/26/2005    5,000,000      5,000,000
New York State Dormitory Authority,
(Mount Sinai School of Medicine)          1.170%  11/09/2004    2,300,000      2,300,000
New York State Thruway Authority          1.680%  02/11/2005    3,500,000      3,500,000
New York, NY, City Municipal Water
Finance Authority                         1.250%  11/04/2004    2,000,000      2,000,000
                                                                            ------------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                           $ 20,800,000
                                                                            ------------
FIXED RATE MUNICIPAL OBLIGATIONS -- 20.1%
Huntington, NY, Public Improvements       2.000%  11/19/2004    3,000,000      3,001,137
Islip, NY, Public Improvements            2.000%  11/24/2004    1,000,000      1,000,481
Ithaca City, NY                           3.000%  08/05/2005    5,000,000      5,053,010
New York, NY, City Municipal Water
Finance Authority                         6.000%  06/15/2005    1,000,000      1,037,200
New York, NY, City Transitional Finance
Authority                                 5.000%  11/01/2004    5,000,000      5,000,000
New York, NY, Refunding Bonds             6.500%  02/15/2005    1,890,000      1,915,310
New York, NY, Refunding Bonds             6.500%  02/15/2005    2,515,000      2,548,678
North Hempstead, NY                       5.000%  05/16/2005    1,000,000      1,018,435
North Shore Central School District, NY   3.000%  06/23/2005    2,000,000      2,018,297
Nyack, NY, Union Free School District     2.000%  01/14/2005    1,500,000      1,501,944
Port Washington, NY, Union Free School
District, (School Reconstruction)         2.000%  12/02/2004    2,000,000      2,001,439
Smithtown, NY, Central School District    3.000%  06/29/2005    2,000,000      2,018,834
Southampton, NY, Union Free School
District                                  3.000%  06/23/2005    2,000,000      2,018,947
                                                                            ------------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                      $ 30,133,712
                                                                            ------------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 6.0%
Jay Street Development Corp., NY, (Jay
Street)(1)                                1.660%  11/01/2004    1,700,000      1,700,000
Nassau County, NY, Industrial
Development Agency, (Cold Spring Harbor
Lab)(1)                                   1.710%  11/01/2004    3,405,000      3,405,000
New York, NY, City Transitional Finance
Authority(1)                              1.760%  11/01/2004      150,000        150,000
New York, NY, Industrial Development
Agency, (Lycee Francais de New York)(1)   1.700%  11/01/2004    1,800,000      1,800,000
Port Authority, NY/NJ, (Versatile
Structure Obligation)(1)                  1.740%  11/01/2004    2,000,000      2,000,000
                                                                            ------------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                             $  9,055,000
                                                                            ------------

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 59.8%
Franklin County, NY, Industrial
Development Agency, (Trudeau Institute,
Inc.)(1)                                  1.740%  11/03/2004   $1,870,000   $  1,870,000
Long Island Power Authority, NY(1)        1.740%  11/03/2004    4,000,000      4,000,000
Metropolitan Transportation Authority,
NY(1)                                     1.750%  11/04/2004    2,000,000      2,000,000
Nassau County, NY, Interim Finance
Authority(1)                              1.710%  11/03/2004    1,900,000      1,900,000
New York State Dormitory Authority,
(Mental Health Services)(1)               1.750%  11/04/2004    1,500,000      1,500,000
New York State Energy Research &
Development Authority, (Long Island
Lighting Co.)(1)                          1.780%  11/03/2004    5,000,000      5,000,000
New York State Housing Finance Agency(1)  1.750%  11/03/2004    5,000,000      5,000,000
New York State Housing Finance Agency(1)  1.750%  11/03/2004    1,500,000      1,500,000
New York State Housing Finance Agency,
(14th Street Associates, LP)(1)           1.760%  11/03/2004    3,000,000      3,000,000
New York State Housing Finance Agency,
(42/9 Residential LLC)(1)                 1.780%  11/03/2004    2,600,000      2,600,000
New York State Housing Finance Agency,
(Normandie CT)(1)                         1.700%  11/03/2004    3,400,000      3,400,000
New York State Housing Finance Agency,
(Tribeca)(1)                              1.760%  11/03/2004    2,000,000      2,000,000
New York State Local Government
Assistance Corp.(1)                       1.720%  11/03/2004    3,500,000      3,500,000
New York State Local Government
Assistance Corp.(1)                       1.720%  11/03/2004    1,800,000      1,800,000
New York State Local Government
Assistance Corp.(1)                       1.730%  11/03/2004    1,870,000      1,870,000
New York, NY, City Housing Development
Corp., (96th Street Associates, LP)(1)    1.740%  11/03/2004    2,000,000      2,000,000
New York, NY, City Housing Development
Corp., (Multiple Obligors)(1)             1.770%  11/03/2004    2,000,000      2,000,000
New York, NY, City Industrial
Development Agency, (Planned
Parenthood)(1)                            1.750%  11/04/2004    4,800,000      4,800,000
New York, NY, City Transitional Finance
Authority(1)                              1.750%  11/03/2004    3,130,000      3,130,000
New York, NY, Public Improvements(1)      1.730%  11/03/2004    2,000,000      2,000,000
New York, NY, Public Improvements(1)      1.740%  11/03/2004    2,500,000      2,500,000
New York, NY, Public Improvements(1)      1.750%  11/03/2004    1,500,000      1,500,000
Niagara Falls, NY, Bridge Commission(1)   1.730%  11/03/2004    5,900,000      5,900,000
Oneida County, NY, Industrial
Development Agency(1)                     1.700%  11/03/2004    4,630,000      4,630,000
Oneida Indian Nation(1)                   1.780%  11/03/2004    7,500,000      7,500,000
Onondaga County, NY, Industrial
Development Agency, (Solvay Paperboard
LLC)(1)                                   1.870%  11/04/2004    4,700,000      4,700,000
Suffolk County, NY, Water Authority(1)    1.750%  11/03/2004    4,900,000      4,900,000
Triborough Bridge & Tunnel Authority(1)   1.740%  11/04/2004    1,300,000      1,300,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Westchester County, NY, Industrial
Development Agency, (Levister
Redevelopment Co. LLC)(1)                 1.760%  11/04/2004   $2,000,000   $  2,000,000
                                                                            ------------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                            $ 89,800,000
                                                                            ------------
MONEY MARKET FUND -- 0.0%
Blackrock Provident Institutional New
York Money Market Fund                            11/01/2004          171            171
                                                                            ------------
TOTAL INVESTMENTS -- 99.7% (COST $149,788,883)                              $149,788,883
NET OTHER ASSETS -- 0.3%                                                         466,829
                                                                            ------------
NET ASSETS -- 100.0%                                                        $150,255,712
                                                                            ============
TOTAL COST FOR INCOME TAX PURPOSES                                          $149,788,883
NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next interest rate reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
ASSETS
  Investments in securities, at value
  (Cost $1,255,588,503, $166,368,204,
  $79,353,918 and $149,788,883,
  respectively)                           $1,255,588,503     $166,368,204        $79,353,918        $149,788,883
  Cash                                               802              462                 --               7,422
  Interest receivable                          1,761,941           66,544            378,510             597,753
  Prepaid expenses                                64,143           21,881             18,055               5,130
                                          --------------     ------------        -----------        ------------
    TOTAL ASSETS                           1,257,415,389      166,457,091         79,750,483         150,399,188
                                          --------------     ------------        -----------        ------------
LIABILITIES
  Dividends payable                              486,050           56,772             22,464              55,981
  Due to bank                                         --               --             11,281                  --
  Payable to the Investment Advisor              423,715           44,612             12,409              10,162
  Payable to affiliate for Trustees'
  fees                                                66               66                 66                  66
  Payable to Distributor                         254,560           34,703             15,910              32,772
  Payable to Transfer Agent                      121,026           15,673              2,881              10,027
  Accrued expense and other payables             134,538           28,733             25,097              34,468
                                          --------------     ------------        -----------        ------------
    TOTAL LIABILITIES                          1,419,955          180,559             90,108             143,476
                                          --------------     ------------        -----------        ------------
NET ASSETS                                $1,255,995,434     $166,276,532        $79,660,375        $150,255,712
                                          ==============     ============        ===========        ============
NET ASSETS CONSIST OF:
  Paid-in capital                          1,255,995,434      166,256,269         79,660,375         150,255,712
  Accumulated net investment income                  314           20,263                 --                  --
  Accumulated net realized loss on
  investment transactions                           (314)              --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL NET ASSETS                          $1,255,995,434     $166,276,532        $79,660,375        $150,255,712
                                          ==============     ============        ===========        ============
NET ASSETS
  Class 1                                  1,235,620,018      166,276,532         79,660,375         150,255,712
  Class 2                                     20,375,416               --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL                                     $1,255,995,434     $166,276,532        $79,660,375        $150,255,712
SHARES OUTSTANDING
  Class 1                                  1,235,620,018      166,276,532         79,660,375         150,255,712
  Class 2                                     20,375,416               --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL                                      1,255,995,434      166,276,532         79,660,375         150,255,712
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  Class 1                                          $1.00            $1.00              $1.00               $1.00
  Class 2                                           1.00               --                 --                  --

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
INVESTMENT INCOME
  Interest                                  $8,944,763        $1,241,524          $482,027           $ 961,211

EXPENSES
  Investment advisor fee                     3,498,363           500,622           216,530             438,650
  Distribution and service fees
    Class 1                                  1,561,035           227,556            98,423             199,386
  Legal fees                                    23,010            23,010            23,010              28,240
  Printing                                      58,196             8,263             3,679               6,358
  Audit fees                                    12,467            12,467            12,467              12,467
  Custodian and fund accounting expense        222,102            36,887            18,618              51,448
  Transfer agency expense                      713,298            90,286            17,076              58,539
  Registration expense                           4,637             4,743             6,983                 439
  Insurance expense                             30,814             8,390             1,793               4,099
  Trustees fees and expense                      7,718             7,718             7,718               7,718
  Miscellaneous                                    254               252               252                 254
                                            ----------        ----------          --------           ---------
    Total expenses                           6,131,894           920,194           406,549             807,598
    Reduction of investment advisor
    expense                                   (873,519)         (100,994)          (52,227)           (289,193)
                                            ----------        ----------          --------           ---------
    Net expenses                             5,258,375           819,200           354,322             518,405
                                            ----------        ----------          --------           ---------
Net investment income                        3,686,388           422,324           127,705             442,806
                                            ----------        ----------          --------           ---------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $3,686,388        $  422,324          $127,705           $ 442,806
                                            ==========        ==========          ========           =========

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   BOSTON ADVISORS                   BOSTON ADVISORS
                                                        CASH                         U.S. GOVERNMENT
                                                    RESERVES FUND                   MONEY MARKET FUND
                                          ---------------------------------  --------------------------------
                                          SIX MONTHS ENDED                   SIX MONTHS ENDED
                                          OCTOBER 31, 2004    YEAR ENDED     OCTOBER 31, 2004    YEAR ENDED
                                            (UNAUDITED)     APRIL 30, 2004     (UNAUDITED)     APRIL 30, 2004
                                          ----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $     3,686,388   $     4,528,148   $     422,324    $     446,369
                                          ---------------   ---------------   -------------    -------------
    Net increase in net assets resulting
    from operations                             3,686,388         4,528,148         422,324          446,369
                                          ---------------   ---------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                    (3,600,968)       (4,378,990)       (422,324)        (446,369)
    Class 2                                       (85,420)         (149,158)             --               --
                                          ---------------   ---------------   -------------    -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (3,686,388)       (4,528,148)       (422,324)        (446,369)
                                          ---------------   ---------------   -------------    -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH A $1.00 PER SHARE)
  Proceeds from sale of shares
    Class 1                                 2,121,476,863     4,833,027,671     314,706,365      713,467,996
    Class 2                                    29,922,713        47,662,853              --               --
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                     3,210,225         4,369,618         373,023          457,672
    Class 2                                        80,295           150,286              --               --
  Cost of shares redeemed
    Class 1                                (2,146,187,805)   (4,843,412,819)   (329,296,993)    (723,683,825)
    Class 2                                   (38,201,971)      (46,269,166)             --               --
                                          ---------------   ---------------   -------------    -------------
NET DECREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                            (29,699,680)       (4,471,557)    (14,217,605)      (9,758,157)
                                          ---------------   ---------------   -------------    -------------
NET DECREASE IN NET ASSETS                    (29,699,680)       (4,471,557)    (14,217,605)      (9,758,157)
NET ASSETS
  At beginning of period                    1,285,695,114     1,290,166,671     180,494,137      190,252,294
                                          ---------------   ---------------   -------------    -------------
  At end of period                        $ 1,255,995,434   $ 1,285,695,114   $ 166,276,532    $ 180,494,137
                                          ===============   ===============   =============    =============
Accumulated undistributed net investment
income included in net assets             $           314   $           314   $      20,263    $      20,263
                                          ===============   ===============   =============    =============

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                  BOSTON ADVISORS                  BOSTON ADVISORS
                                                     TAX FREE                    NEW YORK MUNICIPAL
                                                 MONEY MARKET FUND                MONEY MARKET FUND
                                          -------------------------------  -------------------------------
                                          SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                          OCTOBER 31, 2004    APRIL 30,    OCTOBER 31, 2004    APRIL 30,
                                            (UNAUDITED)         2004         (UNAUDITED)         2004
                                          ----------------  -------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                    $     127,705    $     121,018   $     442,806    $     460,358
                                           -------------    -------------   -------------    -------------
    Net increase in net assets resulting
    from operations                              127,705          121,018         442,806          460,358
                                           -------------    -------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                     (127,705)        (121,018)       (442,806)        (460,358)
                                           -------------    -------------   -------------    -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (127,705)        (121,018)       (442,806)        (460,358)
                                           -------------    -------------   -------------    -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH A $1.00 PER SHARE)
  Proceeds from sale of shares
    Class 1                                  112,295,114      237,899,013     303,786,248      514,722,265
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                      109,016          125,701         398,564          458,005
  Cost of shares redeemed
    Class 1                                 (113,219,170)    (237,808,912)   (291,987,039)    (508,146,781)
                                           -------------    -------------   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM FUND SHARE TRANSACTIONS                    (815,040)         215,802      12,197,773        7,033,489
                                           -------------    -------------   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS           (815,040)         215,802      12,197,773        7,033,489
NET ASSETS
  At beginning of period                      80,475,415       80,259,613     138,057,939      131,024,450
                                           -------------    -------------   -------------    -------------
  At end of period                         $  79,660,375    $  80,475,415   $ 150,255,712    $ 138,057,939
                                           =============    =============   =============    =============
Accumulated undistributed net investment
income included in net assets              $          --    $          --   $          --    $          --
                                           =============    =============   =============    =============

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                          BOSTON ADVISORS
                                                                        CASH RESERVES FUND
                                  -----------------------------------------------------------------------------------------------
                                    FOR THE SIX            FOR               FOR               FOR                   FOR
                                    MONTHS ENDED         THE YEAR          THE YEAR          THE YEAR            THE PERIOD
                                  OCTOBER 31, 2004        ENDED             ENDED             ENDED                 ENDED
                                    (UNAUDITED)       APRIL 30, 2004    APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                  ----------------    --------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $    1.000         $    1.000        $    1.000        $    1.000           $    1.000
                                     ----------         ----------        ----------        ----------           ----------
INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income                     0.003              0.003             0.008             0.022                0.050
                                     ----------         ----------        ----------        ----------           ----------
Net increase from investment
operations                                0.003              0.003             0.008             0.022                0.050
                                     ----------         ----------        ----------        ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income                    (0.003)            (0.003)           (0.008)           (0.022)              (0.050)
                                     ----------         ----------        ----------        ----------           ----------
Total distributions                      (0.003)            (0.003)           (0.008)           (0.022)              (0.050)
                                     ----------         ----------        ----------        ----------           ----------
NET ASSET VALUE, END OF PERIOD       $    1.000         $    1.000        $    1.000        $    1.000           $    1.000
                                     ==========         ==========        ==========        ==========           ==========
TOTAL RETURN                               0.29%(2)           0.35%(4)          0.81%             2.25%                5.07%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's)                            $1,235,620         $1,257,121        $1,263,136        $1,346,260           $1,146,333
  Ratio of net operating
  expenses to average net
  assets                                   0.83%(3)           0.83%             0.85%             0.90%                0.90%(3)
  Ratio of net investment
  income to average net assets             0.57%(3)           0.35%             0.81%             2.17%                5.42%(3)
  Ratio of expense to average
  net assets prior to waived
  fees and reimbursed expenses             0.97%(3)           0.97%             0.99%             0.99%                1.03%(3)
  Ratio of net investment
  income to average net assets
  prior to waived fees and
  reimbursed expenses                      0.43%(3)           0.21%             0.67%             2.08%                5.29%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

 (4) The effect of losses resulting from compliance violations and the subadviser reimbursement of such losses were less than 0.01%.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 2
--------------------------------------------------------------------------------

                                                                          BOSTON ADVISORS
                                                                        CASH RESERVES FUND
                                  -----------------------------------------------------------------------------------------------
                                    FOR THE SIX            FOR               FOR               FOR                   FOR
                                    MONTHS ENDED         THE YEAR          THE YEAR          THE YEAR            THE PERIOD
                                  OCTOBER 31, 2004        ENDED             ENDED             ENDED                 ENDED
                                    (UNAUDITED)       APRIL 30, 2004    APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                  ----------------    --------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $ 1.000            $ 1.000           $ 1.000           $ 1.000               $ 1.000
                                      -------            -------           -------           -------               -------
INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income                   0.004              0.005             0.010             0.025                 0.020
                                      -------            -------           -------           -------               -------
Net increase from investment
operations                              0.004              0.005             0.010             0.025                 0.020
                                      -------            -------           -------           -------               -------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income                  (0.004)            (0.005)           (0.010)           (0.025)               (0.020)
                                      -------            -------           -------           -------               -------
Total distributions                    (0.004)            (0.005)           (0.010)           (0.025)               (0.020)
                                      -------            -------           -------           -------               -------
NET ASSET VALUE, END OF PERIOD        $ 1.000            $ 1.000           $ 1.000           $ 1.000               $ 1.000
                                      =======            =======           =======           =======               =======
TOTAL RETURN                             0.38%(2)           0.53%(4)          1.02%             2.50%                 2.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's)                             $20,375            $28,574           $27,030           $19,898               $19,003
  Ratio of net operating
  expenses to average net
  assets                                 0.65%(3)           0.65%             0.65%             0.65%                 0.66%(3)
  Ratio of net investment
  income to average net assets           0.72%(3)           0.53%             0.99%             2.44%                 5.22%(3)
  Ratio of expense to average
  net assets prior to waived
  fees and reimbursed expenses           0.72%(3)           0.72%             0.75%             0.74%                 0.83%(3)
  Ratio of net investment
  income to average net assets
  prior to waived fees and
  reimbursed expenses                    0.65%(3)           0.46%             0.89%             2.35%                 5.05%(3)

 (1) For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

 (4) The effect of losses resulting from compliance violations and the subadviser reimbursement of such losses were less than 0.01%.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                          BOSTON ADVISORS
                                                                 U.S. GOVERNMENT MONEY MARKET FUND
                                  -----------------------------------------------------------------------------------------------
                                    FOR THE SIX            FOR               FOR               FOR                   FOR
                                    MONTHS ENDED         THE YEAR          THE YEAR          THE YEAR            THE PERIOD
                                  OCTOBER 31, 2004        ENDED             ENDED             ENDED                 ENDED
                                    (UNAUDITED)       APRIL 30, 2004    APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                  ----------------    --------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $  1.000           $  1.000          $  1.000          $  1.000             $  1.000
                                      --------           --------          --------          --------             --------
INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income                    0.002              0.002             0.007             0.022                0.049
                                      --------           --------          --------          --------             --------
Net increase from investment
operations                               0.002              0.002             0.007             0.022                0.049
                                      --------           --------          --------          --------             --------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income                   (0.002)            (0.002)           (0.007)           (0.022)              (0.049)
                                      --------           --------          --------          --------             --------
Total distributions                     (0.002)            (0.002)           (0.007)           (0.022)              (0.049)
                                      --------           --------          --------          --------             --------
NET ASSET VALUE, END OF PERIOD        $  1.000           $  1.000          $  1.000          $  1.000             $  1.000
                                      ========           ========          ========          ========             ========
TOTAL RETURN                              0.24%              0.23%             0.71%             2.20%                4.98%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's)                             $166,277           $180,494          $190,252          $194,813             $112,373
  Ratio of net operating
  expenses to average net
  assets                                  0.90%(3)           0.90%             0.90%             0.90%                0.90%(3)
  Ratio of net investment
  income to average net assets            0.46%(3)           0.23%             0.72%             2.10%                5.34%(3)
  Ratio of expense to average
  net assets prior to waived
  fees and reimbursed expenses            1.01%(3)           0.98%             0.98%             1.01%                1.07%(3)
  Ratio of net investment
  income to average net assets
  prior to waived fees and
  reimbursed expenses                     0.35%(3)           0.15%             0.64%             1.99%                5.17%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                          BOSTON ADVISORS
                                                                    TAX FREE MONEY MARKET FUND
                                  -----------------------------------------------------------------------------------------------
                                    FOR THE SIX            FOR               FOR               FOR                   FOR
                                    MONTHS ENDED         THE YEAR          THE YEAR          THE YEAR            THE PERIOD
                                  OCTOBER 31, 2004        ENDED             ENDED             ENDED                 ENDED
                                    (UNAUDITED)       APRIL 30, 2004    APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                  ----------------    --------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $ 1.000            $ 1.000           $ 1.000           $ 1.000               $ 1.000
                                      -------            -------           -------           -------               -------
INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income                   0.002              0.001             0.005             0.013                 0.027
                                      -------            -------           -------           -------               -------
Net increase from investment
operations                              0.002              0.001             0.005             0.013                 0.027
                                      -------            -------           -------           -------               -------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income                  (0.002)            (0.001)           (0.005)           (0.013)               (0.027)
                                      -------            -------           -------           -------               -------
Total distributions                    (0.002)            (0.001)           (0.005)           (0.013)               (0.027)
                                      -------            -------           -------           -------               -------
NET ASSET VALUE, END OF PERIOD        $ 1.000            $ 1.000           $ 1.000           $ 1.000               $ 1.000
                                      =======            =======           =======           =======               =======
TOTAL RETURN                             0.16%(2)           0.15%             0.48%             1.30%                 2.77%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's)                             $79,660            $80,475           $80,260           $85,138               $73,525
  Ratio of net operating
  expenses to average net
  assets                                 0.90%(3)           0.86%             0.90%             0.90%                 0.90%(3)
  Ratio of net investment
  income to average net assets           0.32%(3)           0.15%             0.46%             1.24%                 2.99%(3)
  Ratio of expense to average
  net assets prior to waived
  fees and reimbursed expenses           1.03%(3)           0.97%             0.98%             1.02%                 1.09%(3)
  Ratio of net investment
  income to average net assets
  prior to waived fees and
  reimbursed expenses                    0.19%(3)           0.04%             0.38%             1.12%                 2.80%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                  BOSTON ADVISORS
                                                       NEW YORK MUNICIPAL MONEY MARKET FUND
                                            -----------------------------------------------------------
                                              FOR THE SIX            FOR                   FOR
                                              MONTHS ENDED         THE YEAR            THE PERIOD
                                            OCTOBER 31, 2004        ENDED                 ENDED
                                              (UNAUDITED)       APRIL 30, 2004      APRIL 30, 2003(1)
                                            ----------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000           $  1.000             $  1.000
                                                --------           --------             --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.003              0.003                0.005
                                                --------           --------             --------
Net increase from investment operations            0.003              0.003                0.005
                                                --------           --------             --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.003)            (0.003)              (0.005)
                                                --------           --------             --------
Total distributions                               (0.003)            (0.003)              (0.005)
                                                --------           --------             --------
NET ASSET VALUE, END OF PERIOD                  $  1.000           $  1.000             $  1.000
                                                ========           ========             ========
TOTAL RETURN                                        0.28%(2)           0.33%                0.53%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $150,256           $138,058             $131,024
  Ratio of net operating expenses to
  average net assets                                0.65%(3)           0.65%                0.65%(3)
  Ratio of net investment income to
  average net assets                                0.56%(3)           0.32%                0.60%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                          1.01%(3)           1.01%                1.10%(3)
  Ratio of net investment income (loss)
  to average net assets prior to waived
  fees and reimbursed expenses                      0.20%(3)          (0.04)%               0.15%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 11, 2002 to April 30, 2003.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers four Funds: Boston Advisors Cash Reserves Fund (the "Cash Reserves Fund"), Boston Advisors U.S. Government Money Market Fund (the "U.S. Government Money Market Fund"), Boston Advisors Tax Free Money Market Fund (the "Tax Free Money Market Fund"), and Boston Advisors New York Municipal Money Market Fund (the "New York Municipal Money Market Fund"), (each, a "Fund"). Each Fund's investment objective is to seek to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund seeks to generate income that is substantially exempt from federal income taxes and the New York Municipal Money Market Fund seeks to generate income that is substantially exempt from federal income tax and the personal income taxes imposed by New York State and New York municipalities. The Cash Reserves Fund issues two classes of shares (Class 1 and Class 2 shares). Class 1 shares of each Fund have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each Fund must comply with certain conditions. This pricing method involves initially valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. EXPENSES -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that Fund while general expenses are allocated among the Trust's respective portfolios based on their respective net assets.

    The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D. REPURCHASE AGREEMENTS -- Each Fund's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E. USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 -- TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund's policy is to comply with the provisions of the Internal Revenue Code 3186, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3 -- INVESTMENT ADVISOR FEE
Boston Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of The Advest Group, Inc. ("Advest Group"), serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have each agreed to pay the Advisor a monthly advisory fee at an annual rate of 0.55% of each Fund's average daily net assets. For each Fund, the Advisor has agreed to contractually waive its advisory fee and reimburse each Fund for its expenses through September 1, 2005, to the extent necessary that the total expenses of each Fund do not exceed the percentage of average daily net assets as follows:

Cash Reserves Fund
  Class 1                                 0.90%
  Class 2                                 0.65%
U.S. Government Money Market Fund         0.90%
Tax Free Money Market Fund                0.90%
New York Municipal Money Market Fund      0.65%

The Advisor reserves the right to reduce its fees from time to time on a voluntary basis. Such additional voluntary limitation may be discontinued at any time in the Advisor's discretion. Any such voluntary expense limitation will have the effect of increasing a Fund's return and yield. The Advisor also reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below any expense limitations.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

4 -- DISTRIBUTION PLAN
Advest, Inc. ("Advest"), a wholly owned subsidiary of the Advest Group, serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan (the "Plan") authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets. Advest may pay up to the entire fee under the Plan to its own representatives or to other dealers providing services in connection with the sale of each Fund's shares. To the extent the fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. For the period ended October 31, 2004, the distribution fees paid to Advest by the Cash Reserves Fund, the U.S. Government Money Market Fund, and the Tax Free Money Market Fund amounted to $1,561,035, $225,556, and $98,423, respectively. Advest retained the full amount of each Fund's payment. For the period ended October 31, 2004, the distribution fee for the New York Municipal Money Market Fund has been waived due to expense limitations.

5 -- TRANSFER AGENT FEE
Advest Transfer Services, Inc. ("ATS"), a subsidiary of the Advest Group, serves as the Funds' shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 -- ADMINISTRATION, CUSTODIAN, AND FUND ACCOUNTING FEE
Investors Bank & Trust Company ("Investors Bank") serves as the Trust's administrator, custodian and fund accounting agent. As compensation for its services, Investors Bank receives out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. Fees for such services paid to Investors Bank by the Funds are reflected as custodian and fund accounting expense in the statement of operations.

7 -- INVESTMENT SUB-ADVISORY FEE
MONY Capital Management, Inc. (the "Subadviser") serves as the subadviser for the Cash Reserves Fund and the U.S. Government Money Market Fund. The Adviser and the Subadviser are both indirect wholly-owned subsidiaries of AXA, SA. AXA, SA is one of the largest diversified financial services companies in the world and is located in Paris, France. The subadvisory relationship with the Funds commenced on December 2, 2002.

The Subadvisory Agreement provides that the Advisor will pay the Subadviser a fee equal to 0.03% of each Fund's average daily net assets. The Funds will not pay any fee directly to the Subadviser.

8 -- ADDITIONAL INFORMATION
On May 20, 2004, the Trust held a joint special meeting of shareholders of the Funds ("Shareholder Meeting"). Shareholders of each Fund were asked to consider a proposal to approve a new investment advisory agreement between the Funds and Boston Advisors, Inc. ("Proposal 1"). For each of Cash Reserves Fund and U.S. Government Money Market Fund, shareholders were asked to consider a proposal to approve a new subadvisory agreement among the Cash Reserves Fund, U.S. Government Money Market Fund, Boston Advisors, Inc. and MONY Capital
Management, Inc. ("Proposal 2"). For each Fund, shareholders were asked to elect five trustees to serve on the board of trustees until their successors have been duly elected and qualified ("Proposal 3").

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The results of the Shareholder Meeting were as follows:

PROPOSAL 1

Cash Reserves Fund:
For: 1,264,397,289.54 (equal to 97.74% of outstanding shares);
Against: 8,768,532.01 (equal to 0.68% of outstanding shares);
Abstain: 8,515,385.99 (equal to 0.66% of outstanding shares).

U.S. Government Money Market Fund:
For: 177,647,655.74 (equal to 96.93% of outstanding shares);
Against: 978,618.94 (equal to 0.53% of outstanding shares);
Abstain: 5,931,450.78 (equal to 3.24% of outstanding shares).

Tax Free Money Market Fund:
For: 80,268,177.15 (equal to 98.89% of outstanding shares);
Against: 338,834.68 (equal to 0.42% of outstanding shares);
Abstain: 338,508.22 (equal to 0.42% of outstanding shares).

New York Municipal Money Market Fund:
For: 137,398,029.24 (equal to 97.92% of outstanding shares);
Against: 734,292.41 (equal to 0.52% of outstanding shares);
Abstain: 1,973,828.49 (equal to 1.40% of outstanding shares).

PROPOSAL 2

Cash Reserves Fund:
For: 1,263,049,269.52 (equal to 97.62% of outstanding shares);
Against: 10,264,608.28 (equal to 0.79% of outstanding shares);
Abstain: 8,667,329.74 (equal to 0.67% of outstanding shares).

U.S. Government Money Market Fund:
For: 177,441,250.87 (equal to 96.82% of outstanding shares);
Against: 1,162,890.67 (equal to 0.64% of outstanding shares);
Abstain: 5,953,583.92 (equal to 3.25% of outstanding shares).

PROPOSAL 3

The shareholders of the Funds have voted jointly for each nominee as follows:

Mr. Anathan: 1,668,885,353.82 (equal to 98.87% of shares voted); Mr. Botwinick: 1,669,197,185.64 (equal to 98.89% of shares voted); Mr. Chang: 1,669,702,186.20 (equal to 98.92% of shares voted);
Mr. Peach: 1,669,788,000.81 (equal to 98.93% of shares voted);
Ms. Zuckerwise: 1,669,316,874.17 (equal to 98.90% of shares voted).

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The votes withheld for each nominee are as follows:

Mr. Anathan: 19,005,249.37 (equal to 1.13% of shares voted); Mr. Botwinick: 18,693,417.55 (equal to 1.11% of shares voted); Mr. Chang: 18,188,417.00 (equal to 1.08% of shares voted);
Mr. Peach: 18,102,602.38 (equal to 1.07% of shares voted);
Ms. Zuckerwise: 18,573,729.03 (equal to 1.10% of shares voted).

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-523-5903; and on the Commission's website at (ii) http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) without charge, upon request, by calling 1-800-573-5903; and on the Commission's website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts Form N-Q is available without charge, upon request by calling 1-800-523-5903; and on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FUND EXPENSES
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended October 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

CASH RESERVES FUND
CLASS 1
--------------------------------------------------------------------------
                                                                OPERATING
                                          BEGINNING   ENDING     EXPENSE
                                            VALUE      VALUE    INCURRED *
                                          ---------  ---------  ----------
1) Actual                                 $1,000.00  $1,002.90    $4.19
2) Hypothetical                            1,000.00   1,021.52     4.23

   * Expenses are calculated using the Class 1 annualized expense ratio for the six months ended October 31, 2004 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

CASH RESERVES FUND
CLASS 2
--------------------------------------------------------------------------
                                                                OPERATING
                                          BEGINNING   ENDING     EXPENSE
                                            VALUE      VALUE    INCURRED *
                                          ---------  ---------  ----------
1) Actual                                 $1,000.00  $1,003.80    $3.28
2) Hypothetical                            1,000.00   1,021.93     3.31

   * Expenses are calculated using the Class 2 annualized expense ratio for the six months ended October 31, 2004 of 0.65%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

U.S. GOVERNMENT
MONEY MARKET FUND
CLASS 1
--------------------------------------------------------------------------
                                                                OPERATING
                                          BEGINNING   ENDING     EXPENSE
                                            VALUE      VALUE    INCURRED *
                                          ---------  ---------  ----------
1) Actual                                 $1,000.00  $1,002.40    $4.54
2) Hypothetical                            1,000.00   1,020.67     4.58

   * Expenses are calculated using the Class 1 annualized expense ratio for the six months ended October 31, 2004 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FUND EXPENSES (CONTINUED)
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TAX FREE MONEY
MARKET FUND
CLASS 1
--------------------------------------------------------------------------
                                                                OPERATING
                                          BEGINNING   ENDING     EXPENSE
                                            VALUE      VALUE    INCURRED *
                                          ---------  ---------  ----------
1) Actual                                 $1,000.00  $1,001.60    $4.54
2) Hypothetical                            1,000.00   1,020.67     4.58

   * Expenses are calculated using the Class 1 annualized expense ratio for the six months ended October 31, 2004 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

NEW YORK MUNICIPAL
MONEY MARKET FUND
CLASS 1
--------------------------------------------------------------------------
                                                                OPERATING
                                          BEGINNING   ENDING     EXPENSE
                                            VALUE      VALUE    INCURRED *
                                          ---------  ---------  ----------
1) Actual                                 $1,000.00  $1,002.80    $3.28
2) Hypothetical                            1,000.00   1,021.93     3.31

   * Expenses are calculated using the Class 1 annualized expense ratio for the six months ended October 31, 2004 of 0.65%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

A shareholder can estimate expenses incurred for the six months ended October 31, 2004 on their investment in a particular class of shares by dividing their investment value at October 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. A shareholder can also use this information to compare ongoing expenses of investing in the Funds with those of other mutual funds.

ITEM 2 CODE OF ETHICS.

        Not applicable to this filing.

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT

        Not applicable to this filing.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this filing.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6 SCHEDULE OF INVESTMENTS

        Not applicable to this filing.

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8 PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable to this filing.

ITEM 9 SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable to this filing.

ITEM 10 CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 EXHIBITS:

        a)(1) Code of ethics is not applicable to this filing.

        (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Boston Advisors Trust

          By:     /s/ Michael J. Vogelzang
             -----------------------------------------------------------
                  Michael J. Vogelzang, Chief Executive Officer

          Date  December 27, 2004
              ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

          By:     /s/ Michael J. Vogelzang
             -----------------------------------------------------------
               Michael J. Vogelzang, Chief Executive Officer

          Date  December 27, 2004
              ------------------------------

          By:     /s/ Ronald B. Maggiacomo
             -----------------------------------------------------------
               Ronald B. Maggiacomo, Chief Financial Officer

          Date  December 27, 2004
              ---------------------------------